CONSOLIDATED STATEMENTS OF INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues:
Total revenues	$ 274,880	$ 261,292	$ 293,426
Cost of revenues:
Total cost of revenues	53,252	51,710	53,884
Gross profit	221,628	209,582	239,542
Operating expenses, net:
Research and development, net	74,723	82,617	86,562
Sales and marketing	122,450	126,237	126,533
General and administrative	28,342	32,408	29,786
Total operating expenses, net	225,515	241,262	242,881
Operating loss	(3,887)	(31,680)	(3,339)
Financial income, net	16,552	13,927	8,052
Income (loss) before taxes on income	12,665	(17,753)	4,713
Taxes on income	6,627	3,837	4,879
Net income (loss) attributable to Radware Ltd.’s shareholders	$ 6,038	$ (21,590)	$ (166)
Basic net earnings (loss) per share	$ 0.14	$ (0.5)	$ (0)
Diluted net earnings (loss) per share	$ 0.14	$ (0.5)	$ (0)
Weighted-average shares used to compute net income (loss) per share, Basic	41,982,851	42,871,770	44,943,168
Weighted-average shares used to compute net income (loss) per share, Diluted	43,362,906	42,871,770	44,943,168
Products [Member]
Revenues:
Total revenues	$ 155,437	$ 145,541	$ 172,161
Cost of revenues:
Total cost of revenues	42,178	41,450	43,014
Services [Member]
Revenues:
Total revenues	119,443	115,751	121,265
Cost of revenues:
Total cost of revenues	$ 11,074	$ 10,260	$ 10,870